Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2021
Entity File Number	001-35360
Entity Registrant Name	Pareteum Corporation
Entity Central Index Key	0001084384
Entity Tax Identification Number	95-4557538
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	975-0400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TEUM
Entity Emerging Growth Company	false